Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Municipal Trust
Entity Central Index Key	0000035373
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Pennsylvania Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pennsylvania Municipal Income Fund
Class Name	Fidelity® Pennsylvania Municipal Income Fund
Trading Symbol	FPXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 450,753,491
Holdings Count | shares	218
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$450,753,491
Number of Holdings	218
Portfolio Turnover	39%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Education 21.6 Health Care 17.9 Transportation 17.8 General Obligations 17.0 Housing 9.9 Water & Sewer 8.1 Others(Individually Less Than 5%) 5.9 98.2 AAA 1.1 AA 39.0 A 46.9 BBB 5.6 BB 1.9 B 1.2 Not Rated 2.5 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.1 AA - 39.0 A - 46.9 BBB - 5.6 BB - 1.9 B - 1.2 Not Rated - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Ohio Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Ohio Municipal Income Fund
Class Name	Fidelity® Ohio Municipal Income Fund
Trading Symbol	FOHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 520,938,163
Holdings Count | shares	339
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$520,938,163
Number of Holdings	339
Portfolio Turnover	7%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 22.6 Education 19.3 General Obligations 15.1 Special Tax 8.2 Transportation 7.2 Housing 7.0 Others(Individually Less Than 5%) 18.6 98.0 AAA 4.5 AA 39.6 A 27.5 BBB 16.6 BB 0.9 Not Rated 8.9 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.5 AA - 39.6 A - 27.5 BBB - 16.6 BB - 0.9 Not Rated - 8.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity® Municipal Income Fund
Trading Symbol	FHIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 5,558,365,776
Holdings Count | shares	1,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.3 Transportation 24.3 Special Tax 9.8 Health Care 9.1 Education 6.2 Others(Individually Less Than 5%) 11.0 98.7 AAA 4.3 AA 44.6 A 37.2 BBB 6.4 BB 2.3 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 44.6 A - 37.2 BBB - 6.4 BB - 2.3 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.0 Illinois 9.4 Alabama 9.2 California 9.0 Texas 6.1
Fidelity Advisor Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class Z
Trading Symbol	FIWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 5,558,365,776
Holdings Count | shares	1,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.3 Transportation 24.3 Special Tax 9.8 Health Care 9.1 Education 6.2 Others(Individually Less Than 5%) 11.0 98.7 AAA 4.3 AA 44.6 A 37.2 BBB 6.4 BB 2.3 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 44.6 A - 37.2 BBB - 6.4 BB - 2.3 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.0 Illinois 9.4 Alabama 9.2 California 9.0 Texas 6.1
Fidelity Advisor Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class M
Trading Symbol	FLUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 5,558,365,776
Holdings Count | shares	1,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.3 Transportation 24.3 Special Tax 9.8 Health Care 9.1 Education 6.2 Others(Individually Less Than 5%) 11.0 98.7 AAA 4.3 AA 44.6 A 37.2 BBB 6.4 BB 2.3 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 44.6 A - 37.2 BBB - 6.4 BB - 2.3 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.0 Illinois 9.4 Alabama 9.2 California 9.0 Texas 6.1
Fidelity Advisor Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class I
Trading Symbol	FROGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 5,558,365,776
Holdings Count | shares	1,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.3 Transportation 24.3 Special Tax 9.8 Health Care 9.1 Education 6.2 Others(Individually Less Than 5%) 11.0 98.7 AAA 4.3 AA 44.6 A 37.2 BBB 6.4 BB 2.3 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 44.6 A - 37.2 BBB - 6.4 BB - 2.3 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.0 Illinois 9.4 Alabama 9.2 California 9.0 Texas 6.1
Fidelity Advisor Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class C
Trading Symbol	FKISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.51%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%
Net Assets	$ 5,558,365,776
Holdings Count | shares	1,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.3 Transportation 24.3 Special Tax 9.8 Health Care 9.1 Education 6.2 Others(Individually Less Than 5%) 11.0 98.7 AAA 4.3 AA 44.6 A 37.2 BBB 6.4 BB 2.3 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 44.6 A - 37.2 BBB - 6.4 BB - 2.3 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.0 Illinois 9.4 Alabama 9.2 California 9.0 Texas 6.1
Fidelity Advisor Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class A
Trading Symbol	FHUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 5,558,365,776
Holdings Count | shares	1,382
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.3 Transportation 24.3 Special Tax 9.8 Health Care 9.1 Education 6.2 Others(Individually Less Than 5%) 11.0 98.7 AAA 4.3 AA 44.6 A 37.2 BBB 6.4 BB 2.3 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 44.6 A - 37.2 BBB - 6.4 BB - 2.3 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.0 Illinois 9.4 Alabama 9.2 California 9.0 Texas 6.1
Fidelity Minnesota Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Minnesota Municipal Income Fund
Class Name	Fidelity® Minnesota Municipal Income Fund
Trading Symbol	FIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 596,691,670
Holdings Count | shares	431
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$596,691,670
Number of Holdings	431
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 44.9 Health Care 18.1 Housing 12.9 Education 9.8 Transportation 5.7 Electric Utilities 5.0 Others(Individually Less Than 5%) 2.4 98.8 AAA 18.1 AA 50.7 A 19.2 BBB 7.6 BB 0.4 Not Rated 2.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 18.1 AA - 50.7 A - 19.2 BBB - 7.6 BB - 0.4 Not Rated - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Michigan Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Michigan Municipal Income Fund
Class Name	Fidelity® Michigan Municipal Income Fund
Trading Symbol	FMHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 509,561,046
Holdings Count | shares	312
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$509,561,046
Number of Holdings	312
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 29.6 Transportation 12.7 Health Care 12.7 Water & Sewer 12.2 Education 8.5 Housing 7.1 Electric Utilities 5.8 Others(Individually Less Than 5%) 6.5 95.1 AAA 3.3 AA 46.4 A 28.0 BBB 8.2 BB 1.0 Not Rated 8.2 Short-Term Investments and Net Other Assets (Liabilities) 4.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.3 AA - 46.4 A - 28.0 BBB - 8.2 BB - 1.0 Not Rated - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Limited Term Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity® Limited Term Municipal Income Fund
Trading Symbol	FSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,004,452,494
Holdings Count | shares	971
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.1 Transportation 17.4 Health Care 15.6 Electric Utilities 8.0 Housing 5.2 Others(Individually Less Than 5%) 14.4 97.7 AAA 6.4 AA 48.5 A 37.5 BBB 3.4 BB 0.8 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 48.5 A - 37.5 BBB - 3.4 BB - 0.8 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.5 Alabama 10.0 New York 7.3 California 6.1 Illinois 5.6
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class Z
Trading Symbol	FIWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 3,004,452,494
Holdings Count | shares	971
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.1 Transportation 17.4 Health Care 15.6 Electric Utilities 8.0 Housing 5.2 Others(Individually Less Than 5%) 14.4 97.7 AAA 6.4 AA 48.5 A 37.5 BBB 3.4 BB 0.8 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 48.5 A - 37.5 BBB - 3.4 BB - 0.8 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.5 Alabama 10.0 New York 7.3 California 6.1 Illinois 5.6
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class M
Trading Symbol	FTSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 3,004,452,494
Holdings Count | shares	971
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.1 Transportation 17.4 Health Care 15.6 Electric Utilities 8.0 Housing 5.2 Others(Individually Less Than 5%) 14.4 97.7 AAA 6.4 AA 48.5 A 37.5 BBB 3.4 BB 0.8 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 48.5 A - 37.5 BBB - 3.4 BB - 0.8 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.5 Alabama 10.0 New York 7.3 California 6.1 Illinois 5.6
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class I
Trading Symbol	FISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,004,452,494
Holdings Count | shares	971
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.1 Transportation 17.4 Health Care 15.6 Electric Utilities 8.0 Housing 5.2 Others(Individually Less Than 5%) 14.4 97.7 AAA 6.4 AA 48.5 A 37.5 BBB 3.4 BB 0.8 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 48.5 A - 37.5 BBB - 3.4 BB - 0.8 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.5 Alabama 10.0 New York 7.3 California 6.1 Illinois 5.6
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class C
Trading Symbol	FCSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 63	1.27%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
Net Assets	$ 3,004,452,494
Holdings Count | shares	971
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.1 Transportation 17.4 Health Care 15.6 Electric Utilities 8.0 Housing 5.2 Others(Individually Less Than 5%) 14.4 97.7 AAA 6.4 AA 48.5 A 37.5 BBB 3.4 BB 0.8 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 48.5 A - 37.5 BBB - 3.4 BB - 0.8 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.5 Alabama 10.0 New York 7.3 California 6.1 Illinois 5.6
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class A
Trading Symbol	FASHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 3,004,452,494
Holdings Count | shares	971
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.1 Transportation 17.4 Health Care 15.6 Electric Utilities 8.0 Housing 5.2 Others(Individually Less Than 5%) 14.4 97.7 AAA 6.4 AA 48.5 A 37.5 BBB 3.4 BB 0.8 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 48.5 A - 37.5 BBB - 3.4 BB - 0.8 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.5 Alabama 10.0 New York 7.3 California 6.1 Illinois 5.6
Fidelity Flex Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Municipal Income Fund
Class Name	Fidelity Flex® Municipal Income Fund
Trading Symbol	FUENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,304,776,072
Holdings Count | shares	1,201
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,304,776,072
Number of Holdings	1,201
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.4 Transportation 21.5 Special Tax 9.0 Education 8.2 Health Care 6.4 Housing 5.8 Others(Individually Less Than 5%) 11.4 98.7 AAA 4.0 AA 47.4 A 34.5 BBB 7.8 BB 1.4 B 0.0 CCC,CC,C 0.0 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.0 AA - 47.4 A - 34.5 BBB - 7.8 BB - 1.4 B - 0.0 CCC,CC,C - 0.0 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 9.2 Alabama 8.6 Illinois 8.2 New York 8.0 Texas 7.3
Fidelity Flex Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Class Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Trading Symbol	FUEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 280,342,083
Holdings Count | shares	336
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$280,342,083
Number of Holdings	336
Portfolio Turnover	77%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 23.5 Synthetics 19.1 Industrial Development 10.8 Resource Recovery 10.2 Housing 8.9 Transportation 7.9 Electric Utilities 5.8 Education 5.5 Health Care 5.4 Others(Individually Less Than 5%) 2.7 99.8 AAA 4.1 AA 33.9 A 39.9 BBB 6.6 Not Rated 15.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.1 AA - 33.9 A - 39.9 BBB - 6.6 Not Rated - 15.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 18.1 California 8.8 New York 7.7 Pennsylvania 7.2 Alabama 5.8
Fidelity Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity® Conservative Income Municipal Bond Fund
Trading Symbol	FMNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 1,721,235,469
Holdings Count | shares	407
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 23.1 Synthetics 17.2 Industrial Development 13.9 Resource Recovery 11.4 Transportation 10.1 Electric Utilities 7.1 Housing 5.6 Health Care 5.3 Others(Individually Less Than 5%) 5.8 99.5 AAA 3.2 AA 28.6 A 45.1 BBB 9.6 Not Rated 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.2 AA - 28.6 A - 45.1 BBB - 9.6 Not Rated - 12.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.8 California 11.6 New York 8.6 Pennsylvania 6.7 Florida 6.6
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z
Trading Symbol	FMNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,721,235,469
Holdings Count | shares	407
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 23.1 Synthetics 17.2 Industrial Development 13.9 Resource Recovery 11.4 Transportation 10.1 Electric Utilities 7.1 Housing 5.6 Health Care 5.3 Others(Individually Less Than 5%) 5.8 99.5 AAA 3.2 AA 28.6 A 45.1 BBB 9.6 Not Rated 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.2 AA - 28.6 A - 45.1 BBB - 9.6 Not Rated - 12.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.8 California 11.6 New York 8.6 Pennsylvania 6.7 Florida 6.6
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class I
Trading Symbol	FMNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 1,721,235,469
Holdings Count | shares	407
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 23.1 Synthetics 17.2 Industrial Development 13.9 Resource Recovery 11.4 Transportation 10.1 Electric Utilities 7.1 Housing 5.6 Health Care 5.3 Others(Individually Less Than 5%) 5.8 99.5 AAA 3.2 AA 28.6 A 45.1 BBB 9.6 Not Rated 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.2 AA - 28.6 A - 45.1 BBB - 9.6 Not Rated - 12.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.8 California 11.6 New York 8.6 Pennsylvania 6.7 Florida 6.6
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class A
Trading Symbol	FMNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 1,721,235,469
Holdings Count | shares	407
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 23.1 Synthetics 17.2 Industrial Development 13.9 Resource Recovery 11.4 Transportation 10.1 Electric Utilities 7.1 Housing 5.6 Health Care 5.3 Others(Individually Less Than 5%) 5.8 99.5 AAA 3.2 AA 28.6 A 45.1 BBB 9.6 Not Rated 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.2 AA - 28.6 A - 45.1 BBB - 9.6 Not Rated - 12.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.8 California 11.6 New York 8.6 Pennsylvania 6.7 Florida 6.6